Material Accounting Policy Information - Schedule of Disaggregated Revenue Data by Geographical Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Singapore [Member]
Schedule of Disaggregated Revenue Data by Geographical Region [Line Items]
Revenue	$ 16,559	$ 12,429	$ 8,041
Non-current assets	107,664	120,765
United States [Member]
Schedule of Disaggregated Revenue Data by Geographical Region [Line Items]
Revenue	247,825	199,654	281,781
Non-current assets	461,027	150,352
Bhutan [Member]
Schedule of Disaggregated Revenue Data by Geographical Region [Line Items]
Revenue	202,463	75,441	33,393
Non-current assets	444,902	133,425
Norway [Member]
Schedule of Disaggregated Revenue Data by Geographical Region [Line Items]
Revenue	99,156	62,258	45,339
Non-current assets	165,998	97,388
Finland [Member]
Schedule of Disaggregated Revenue Data by Geographical Region [Line Items]
Revenue	26,760
Ethiopia [Member]
Schedule of Disaggregated Revenue Data by Geographical Region [Line Items]
Revenue	9,804
Non-current assets	19,906
Others [Member]
Schedule of Disaggregated Revenue Data by Geographical Region [Line Items]
Revenue	17,686
Non-current assets	1	2
Total [Member]
Schedule of Disaggregated Revenue Data by Geographical Region [Line Items]
Revenue	620,253	349,782	$ 368,554
Non-current assets	1,269,014	501,932
Malaysia [Member]
Schedule of Disaggregated Revenue Data by Geographical Region [Line Items]
Non-current assets	40,182
Canada [Member]
Schedule of Disaggregated Revenue Data by Geographical Region [Line Items]
Non-current assets	$ 29,334